Regulatory Matters - Summary of Capital Amounts and Ratios (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Dividends		$ 82,600	$ 84,400
Capital conservation buffer		5.50%	5.30%
Capital [Abstract]
Total capital		$ 916,663	$ 926,049
Total capital ratio		13.54%	13.31%
Total minimums capital required for capital adequacy		$ 541,638	$ 556,578
Total minimums capital required for capital adequacy, ratio		8.00%	8.00%
Total capital required to be well capitalized		$ 677,047	$ 695,722
Total capital required to be well capitalized, ratio		10.00%	10.00%
Tier One Risk Based Capital [Abstract]
Tier 1 capital		$ 859,031	$ 852,825
Tier 1 capital ratio		12.69%	12.21%
Tier 1 minimums capital required for capital adequacy		$ 406,228	$ 417,433
Tier 1 minimums capital required for capital adequacy, ratio		6.00%	6.00%
Tier 1 capital required to be well capitalized		$ 541,638	$ 556,578
Tier 1 capital required to be well capitalized, ratio		8.00%	8.00%
Tier One Leverage Capital [Abstract]
Tier 1 leverage capital		$ 859,031	$ 852,825
Tier 1 leverage ratio		10.34%	10.15%
Tier 1 leverage minimums capital required for capital adequacy		$ 332,190	$ 335,647
Tier 1 leverage minimums capital required for capital adequacy, ratio		4.00%	4.00%
Tier 1 leverage capital required to be well capitalized		$ 415,238	$ 419,559
Tier 1 leverage capital required to be well capitalized, ratio		5.00%	5.00%
Common Equity Tier One Capital [Abstract]
Common equity tier 1 (CET1), amount		$ 749,465	$ 753,545
Common equity tier 1 (CET1) , ratio		11.07%	10.68%
Common equity tier 1 (CET1) minimums capital required for capital adequacy		$ 304,671	$ 313,075
Common equity tier 1 (CET1) minimums capital required for capital adequacy, ratio		4.50%	4.50%
Common equity tier 1 (CET1) capital required to be well capitalized		$ 440,080	$ 452,220
Common equity tier 1 (CET1) capital required to be well capitalized, ratio		6.50%	6.50%
Forecast
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital conservation buffer	2.50%
The Bank
Capital [Abstract]
Total capital		$ 883,746	$ 885,855
Total capital ratio		13.05%	12.69%
Total minimums capital required for capital adequacy		$ 541,564	$ 556,446
Total minimums capital required for capital adequacy, ratio		8.00%	8.00%
Total capital required to be well capitalized		$ 676,955	$ 695,557
Total capital required to be well capitalized, ratio		10.00%	10.00%
Tier One Risk Based Capital [Abstract]
Tier 1 capital		$ 826,114	$ 812,631
Tier 1 capital ratio		12.20%	11.68%
Tier 1 minimums capital required for capital adequacy		$ 406,173	$ 417,334
Tier 1 minimums capital required for capital adequacy, ratio		6.00%	6.00%
Tier 1 capital required to be well capitalized		$ 541,564	$ 556,446
Tier 1 capital required to be well capitalized, ratio		8.00%	8.00%
Tier One Leverage Capital [Abstract]
Tier 1 leverage capital		$ 826,114	$ 812,631
Tier 1 leverage ratio		9.96%	9.69%
Tier 1 leverage minimums capital required for capital adequacy		$ 331,829	$ 335,600
Tier 1 leverage minimums capital required for capital adequacy, ratio		4.00%	4.00%
Tier 1 leverage capital required to be well capitalized		$ 414,786	$ 419,500
Tier 1 leverage capital required to be well capitalized, ratio		5.00%	5.00%
Common Equity Tier One Capital [Abstract]
Common equity tier 1 (CET1), amount		$ 826,114	$ 812,631
Common equity tier 1 (CET1) , ratio		12.20%	11.68%
Common equity tier 1 (CET1) minimums capital required for capital adequacy		$ 304,630	$ 313,001
Common equity tier 1 (CET1) minimums capital required for capital adequacy, ratio		4.50%	4.50%
Common equity tier 1 (CET1) capital required to be well capitalized		$ 440,021	$ 452,112
Common equity tier 1 (CET1) capital required to be well capitalized, ratio		6.50%	6.50%